Bonds and Loans - Composition of Bonds and Loans (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Debt Disclosure [Abstract]
Bonds	¥ 3,532,202	¥ 3,204,965
Short-term loans	69	5,014
Long-term loans	1,103,100	1,883,325
Total	4,635,371	5,093,304
Non-current	4,613,218	4,506,487
Current	¥ 22,153	¥ 586,817